Common Stock and Senior Convertible Preferred Stock (Schedule Of Changes In Senior Convertible Preferred Stock, Common Stock And Treasury Stock) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Schedule of Changes in Senior Convertible Preferred Stock, Common Stock and Treasury Stock
Preferred Stock Balance at beginning and end of year	0	0	0
Common Stock, Balance at beginning of year	21,278,000	21,124,000	21,097,000
Common Stock, Issued for employee stock plans	31,000	154,000	27,000
Common Stock, Balance at end of year	21,309,000	21,278,000	21,124,000
Treasury Stock, Balance at beginning of year	(700,203)	(669,000)	(669,000)	(750,613)
Treasury Stock, Shares repurchased	(6,000)	(31,000)	0
Treasury Stock, Balance at end of year	(706,161)	(700,203)	(669,000)	(750,613)